Condensed financial information of the Company	6 Months Ended
Sep. 30, 2021
Condensed financial information of the Company
Condensed financial information of the Company

20.Condensed financial information of the Company

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation, using the same accounting policies as set out in the Group’s consolidated financial statements.

Condensed balance sheets

	As of
	September 30, 2021	March 31, 2021
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$4,185,591	$2,736,708
Deferred expenses	23,811	50,562
Prepayments and other current assets	4,916,222	5,789,634
Investment in subsidiaries and VIE	42,852,027	38,701,420
TOTAL ASSETS	$51,977,651	$47,278,324
Amounts due to related parties	1,297	252,602
Amounts due to subsidiaries and VIE	953,742	897,835
Accrued expenses	330,898	562,715
TOTAL LIABILITIES	$1,285,937	$1,713,152
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 12,000,000 shares issued and outstanding as of September 30, 2021 and March 31, 2021, respectively	2,980	2,400
Additional paid-in capital	18,055,407	13,415,987
Statutory reserve	746,323	745,590
Accumulated profits	30,375,080	30,419,177
Accumulated other comprehensive income	1,511,924	982,018
Total shareholders’ equity	$50,691,714	$45,565,172

Condensed statements of income (unaudited)

	For the six months ended September 30,
	2021	2020
Revenue	$—	$—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses:
General and administrative expenses	$(1,587,311)	$(1,008,264)
Share of profit in subsidiaries and VIE	1,600,703	5,400,957
Foreign currency exchange loss	(55,907)	—
Others, net	(849)	—
(Loss)/Income before income tax provision	(43,364)	4,392,693
Provision for income tax	—	—
Net (loss)/profit	$(43,364)	$4,392,693

Condensed statements of comprehensive income (unaudited)

	For the six months ended September 30,
	2021	2020
Net (loss)/income	$(43,364)	$4,392,693
Other comprehensive income	529,906	1,246,805
Total comprehensive income	$486,542	$5,639,498

Condensed cash flow

	For the six months ended
	September 30,
	2021	2020
Net cash provided by operating activities	$3,468,883	$—
Net cash used in investing activities	(2,020,000)	—
Net cash provided by financing activities	—	—
Net cash inflow	$1,448,883	$—

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.

The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and their respective profit or loss as “Share of profit in subsidiaries and VIE” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiaries and VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.